Schedule of Investments (unaudited)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	$14,763	$15,250,561
7.50%, 06/01/29(a)	11,428	11,471,303
7.50%, 03/15/33(a)	10,727	11,231,705
7.75%, 04/15/28(a)	10,584	10,616,281
7.88%, 04/01/30(a)(b)	12,524	13,046,069
Lamar Media Corp.
3.63%, 01/15/31	7,700	7,200,619
3.75%, 02/15/28	7,230	7,094,136
4.00%, 02/15/30(b)	7,506	7,204,349
4.88%, 01/15/29(b)	3,303	3,282,356
5.38%, 11/01/33(a)(b)	4,917	4,844,943
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)(b)	34,828	35,606,792
9.50%, 02/15/33(a)	18,312	18,758,967
10.38%, 05/15/31(a)	16,518	17,260,017
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	6,148	5,993,778
4.63%, 03/15/30(a)(b)	6,616	6,428,143
5.00%, 08/15/27(a)	7,873	7,859,977
7.38%, 02/15/31(a)	4,834	5,045,731
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	14,459	14,026,550
		202,222,277
Aerospace & Defense — 2.0%
ATI, Inc., 7.25%, 08/15/30(b)	3,602	3,738,314
Bombardier, Inc.
5.88%, 01/15/35(a)	5,185	5,227,163
6.75%, 06/15/33(a)	10,467	10,903,959
7.00%, 06/01/32(a)(b)	10,125	10,547,465
7.25%, 07/01/31(a)(b)	9,487	9,975,309
8.75%, 11/15/30(a)	9,148	9,705,502
Incora Top Holdco LLC, 0.00%, 01/31/33(c)(d)(e)	4,292	1,104,865
TransDigm, Inc.
4.63%, 01/15/29	15,017	14,808,357
4.88%, 05/01/29(b)	9,289	9,178,642
6.00%, 01/15/33(a)	20,463	20,706,913
6.13%, 07/31/34(a)	22,399	22,273,156
6.25%, 01/31/34(a)(b)	6,846	7,002,475
6.38%, 03/01/29(a)	35,917	36,628,006
6.38%, 05/31/33(a)(b)	37,690	38,118,083
6.63%, 03/01/32(a)	28,839	29,660,286
6.75%, 08/15/28(a)	28,535	28,910,746
6.75%, 01/31/34(a)	27,644	28,323,766
6.88%, 12/15/30(a)(b)	17,819	18,393,369
7.13%, 12/01/31(a)(b)	12,690	13,189,095
		318,395,471
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 06/15/30(a)	12,774	12,896,418
Airlines — 0.8%
American Airlines, Inc., 7.25%, 02/15/28(a)(b)	10,131	10,265,535
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	43,046	42,991,994
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	26,337	24,211,967
United Airlines Holdings, Inc.
4.88%, 03/01/29	14,532	14,389,540
5.38%, 03/01/31(b)	13,814	13,676,797
Security	Par (000)	Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	$12,484	$11,482,159
8.75%, 01/15/32(a)(b)	6,465	6,298,122
9.50%, 06/01/28(a)(b)	6,705	6,671,475
		129,987,589
Apparel — 0.3%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(f)	29,474	32,594,937
VF Corp., 2.95%, 04/23/30(b)	10,324	9,344,118
		41,939,055
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	12,309	11,522,401
4.75%, 10/01/27(a)	3,237	3,233,211
5.88%, 06/01/29(a)	5,778	5,834,509
5.88%, 12/01/33(a)(b)	6,115	6,125,130
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	13,253	10,768,062
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,463	6,400,794
5.50%, 07/15/29(a)(b)	4,361	4,316,687
5.88%, 01/15/28(a)	7,481	7,488,607
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(a)	8,258	7,845,795
5.30%, 09/13/27(a)	4,610	4,600,799
5.63%, 09/29/28(a)	10,129	10,114,082
6.13%, 09/30/30(a)	18,510	18,257,579
7.05%, 09/15/28(a)	9,504	9,762,802
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	32,018	31,576,821
4.81%, 09/17/30(a)(b)	33,167	31,063,191
7.50%, 07/17/30(a)	14,227	14,718,150
7.75%, 07/17/32(a)	10,626	11,121,581
8.13%, 07/17/35(a)	15,971	16,936,655
		211,686,856
Auto Parts & Equipment — 2.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	6,568	6,677,194
7.50%, 02/15/33(a)(b)	10,817	11,204,270
8.25%, 04/15/31(a)(b)	5,675	5,915,005
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	8,960	8,768,701
6.38%, 10/15/32(a)(b)	11,102	11,131,004
7.75%, 10/15/33(a)(b)	17,349	17,388,542
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(g)	5,993	6,142,627
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	9,509	9,688,971
6.75%, 02/15/30(a)(b)	13,461	13,931,609
6.75%, 09/15/32(a)(b)	14,941	15,272,248
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)(b)	15,112	15,313,050
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/31(a)	10,513	10,510,208
6.38%, 04/15/34(a)(b)	11,204	11,193,527
Forvia SE
6.75%, 09/15/33(a)(b)	7,743	7,771,326
8.00%, 06/15/30(a)(b)	7,252	7,652,062

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co.(The)
5.00%, 07/15/29(b)	$12,671	$12,091,157
5.25%, 04/30/31(b)	8,124	7,252,914
5.25%, 07/15/31(b)	8,491	7,544,444
5.63%, 04/30/33(b)	5,724	4,991,468
6.63%, 07/15/30(b)	6,834	6,669,130
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(b)(f)	5,307	5,331,911
7.38%, 05/15/33, (7.38% Cash or 8.13% PIK)(a)(b)(f)	5,655	5,813,021
7.75%, 11/15/30, (7.75% Cash or 8.50% PIK)(a)(f)	5,785	5,971,651
8.00%, 11/15/32, (8.00% Cash or 8.75% PIK)(a)(b)(f)	4,836	5,064,501
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	13,233	13,326,905
6.25%, 08/15/33(a)(b)	10,252	10,455,041
Tenneco, Inc., 8.00%, 11/17/28(a)	27,252	27,325,349
ZF North America Capital, Inc.
6.75%, 04/23/30(a)(b)	10,649	10,599,382
6.88%, 04/14/28(a)(b)	7,985	8,177,312
6.88%, 04/23/32(a)(b)	9,777	9,606,575
7.13%, 04/14/30(a)(b)	8,568	8,632,060
7.50%, 03/24/31(a)	19,545	19,740,450
		327,153,615
Banks — 0.0%
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	6,542	7,075,229
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	8,967	8,798,080
6.25%, 04/01/29(a)	8,059	8,076,125
		16,874,205
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	20,402	20,768,361
7.25%, 12/15/33(a)(b)	14,195	14,767,082
		35,535,443
Building Materials — 2.1%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)(b)	17,003	15,641,344
5.00%, 03/01/30(a)	7,925	7,729,614
6.38%, 06/15/32(a)(b)	9,293	9,376,361
6.38%, 03/01/34(a)	14,811	14,788,376
6.75%, 05/15/35(a)	10,058	10,177,753
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)	10,108	6,188,118
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(a)	6,812	4,163,528
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)(b)	41,073	42,037,361
6.75%, 07/15/31(a)(b)	7,337	7,598,729
James Hardie International Finance DAC, 5.00%, 01/15/28(a)(b)	4,894	4,866,995
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	9,379	9,243,184
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	7,030	6,563,299
Security	Par (000)	Value
Building Materials (continued)
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)	$53,191	$54,188,938
6.75%, 03/01/33(a)(b)	21,985	22,327,346
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	16,202	16,239,294
8.88%, 11/15/31(a)(b)	16,150	17,035,501
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)	7,715	7,516,579
6.25%, 08/01/33(a)(b)	16,192	16,207,282
6.50%, 08/15/32(a)(b)	13,710	13,892,874
Standard Industries, Inc./New York
3.38%, 01/15/31(a)(b)	15,209	13,831,042
4.38%, 07/15/30(a)	20,816	19,841,484
4.75%, 01/15/28(a)	12,411	12,334,207
		331,789,209
Chemicals — 3.0%
ARC Falcon I, Inc./Arclin USA LLC/New Arclin U.S. Holding Corp., 9.75%, 03/01/33(a)	14,678	14,134,987
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	5,621	5,852,820
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	8,906	8,503,011
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	4,198	4,186,794
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	9,861	10,111,529
6.75%, 04/15/33(b)	14,796	15,255,792
7.00%, 02/15/31(b)	7,422	7,695,763
7.17%, 07/15/27(b)	5,000	5,124,921
7.33%, 07/15/29	9,914	10,384,211
7.35%, 11/15/28(b)	9,288	9,684,741
7.38%, 07/15/32(b)	13,801	14,524,495
7.38%, 02/15/34(b)	10,901	11,392,000
7.55%, 11/15/30	14,064	14,967,584
7.70%, 11/15/33(b)	13,087	14,053,239
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	7,878	7,556,569
5.75%, 11/15/28(a)(b)	7,765	7,758,196
7.88%, 03/15/34(a)(b)	9,829	9,966,000
8.00%, 01/15/33(a)(b)	9,450	9,642,142
FMC Corp.
3.45%, 10/01/29(b)	7,227	6,610,540
5.65%, 05/18/33(b)	7,198	6,454,988
8.45%, 11/01/55, (5-year CMT + 4.37%)(g)	10,396	7,740,673
Huntsman International LLC
2.95%, 06/15/31(b)	5,555	4,786,249
4.50%, 05/01/29(b)	11,871	11,464,327
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	5,497	5,523,331
7.50%, 04/15/29(a)(b)	10,434	10,382,809
Methanex Corp.
5.13%, 10/15/27(b)	9,192	9,182,791
5.25%, 12/15/29(b)	9,957	9,938,506
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	8,314	8,558,211
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	5,771	5,637,442
5.25%, 06/01/27(a)	12,149	12,178,000
7.00%, 12/01/31(a)	3,474	3,664,915
9.00%, 02/15/30(a)	8,180	8,613,826

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Olin Corp.
5.00%, 02/01/30(b)	$7,470	$7,257,371
5.63%, 08/01/29(b)	9,179	9,127,495
6.63%, 04/01/33(a)(b)	8,709	8,646,382
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,518	11,215,702
6.25%, 10/01/29(a)(b)	4,635	4,543,233
6.75%, 08/01/32(a)	15,875	15,508,821
7.25%, 06/15/31(a)	12,877	13,060,085
Series 144*, 7.25%, 02/15/33(a)(b)	21,793	21,533,585
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	7,690	7,640,333
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	18,251	18,045,676
6.63%, 05/01/29(a)	9,737	9,686,224
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	9,184	9,003,287
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	13,179	13,022,730
Tronox, Inc.
4.63%, 03/15/29(a)(b)	14,874	11,851,185
9.13%, 09/30/30(a)(b)	4,313	4,350,463
WR Grace Holdings LLC
5.63%, 08/15/29(a)	15,923	15,258,626
6.63%, 08/15/32(a)(b)	10,744	10,664,428
7.00%, 08/01/33(a)(b)	7,134	7,076,336
		489,023,364
Commercial Services — 5.0%
ADT Security Corp.(The)
4.13%, 08/01/29(a)	14,749	14,165,485
5.88%, 10/15/33(a)(b)	14,977	14,632,989
Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	20,580	21,245,522
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	31,347	32,768,000
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	12,132	12,015,199
6.88%, 06/15/30(a)	13,889	14,211,340
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	29,985	29,516,167
APi Group DE, Inc., 5.75%, 06/01/34(a)	6,155	6,110,757
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	6,854	6,749,574
5.38%, 03/01/29(a)(b)	8,528	8,360,282
8.00%, 02/15/31(a)(b)	8,504	8,571,853
8.25%, 01/15/30(a)(b)	10,033	10,346,165
8.38%, 06/15/32(a)(b)	9,267	9,451,722
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	16,134	16,276,584
Block, Inc.
3.50%, 06/01/31	15,479	14,077,877
5.63%, 08/15/30(a)	15,998	16,055,252
6.00%, 08/15/33(a)	14,996	15,006,518
6.50%, 05/15/32(b)	27,831	28,378,923
Brink's Co.(The)
4.63%, 10/15/27(a)	6,112	6,080,291
6.50%, 06/15/29(a)	4,946	5,068,457
6.75%, 06/15/32(a)(b)	4,406	4,511,683
Security	Par (000)	Value
Commercial Services (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	$12,741	$12,323,806
4.88%, 07/01/29(a)(b)	13,397	12,253,976
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(b)	6,265	6,519,190
8.63%, 05/15/32(a)	7,142	7,497,791
9.00%, 05/15/28(a)	13,456	13,958,077
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	7,234	7,071,074
6.50%, 01/15/31(a)	9,185	9,333,874
7.75%, 02/15/28(a)(b)	4,922	5,014,798
8.25%, 08/01/32(a)	8,399	8,604,516
8.38%, 11/15/32(a)(b)	13,276	13,754,419
GEO Group, Inc.(The)
8.63%, 04/15/29	8,448	8,804,100
10.25%, 04/15/31	8,787	9,500,251
Herc Holdings, Inc.
5.75%, 03/15/31(a)(b)	7,880	7,878,720
6.00%, 03/15/34(a)(b)	8,516	8,464,000
6.63%, 06/15/29(a)(b)	11,149	11,435,855
7.00%, 06/15/30(a)	24,766	25,728,152
7.25%, 06/15/33(a)(b)	15,040	15,695,815
Hertz Corp.(The)
5.00%, 12/01/29(a)	13,416	5,938,592
12.63%, 07/15/29(a)(b)	16,776	15,259,022
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(b)	19,099	14,775,237
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	13,397	13,135,737
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	17,916	17,562,997
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	14,271	14,807,956
10.88%, 08/01/29(a)	6,218	6,421,432
11.00%, 06/01/31, (3.69% Cash and 3.69% PIK)(a)(f)	3,750	3,640,589
Service Corp. International/U.S.
3.38%, 08/15/30	10,746	9,979,030
4.00%, 05/15/31(b)	10,891	10,260,637
4.63%, 12/15/27	5,399	5,379,586
5.13%, 06/01/29(b)	9,131	9,122,443
5.75%, 10/15/32(b)	10,575	10,658,036
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)(b)	22,125	22,104,227
Sotheby's, 8.25%, 04/15/31(a)	11,631	11,440,236
United Rentals North America, Inc.
3.75%, 01/15/32(b)	9,292	8,603,532
3.88%, 11/15/27	7,875	7,793,524
3.88%, 02/15/31	14,250	13,478,846
4.00%, 07/15/30	9,784	9,371,136
4.88%, 01/15/28(b)	19,415	19,422,172
5.25%, 01/15/30(b)	8,291	8,301,845
5.38%, 11/15/33(a)	19,572	19,322,543
6.13%, 03/15/34(a)(b)	12,760	13,098,938
Veritiv Operating Co., 10.50%, 11/30/30(a)(b)	14,399	14,770,098
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	16,842	17,398,871
Williams Scotsman, Inc.
4.63%, 08/15/28(a)	5,553	5,506,465
6.63%, 06/15/29(a)(b)	6,405	6,565,082
6.63%, 04/15/30(a)(b)	6,935	7,136,202

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
7.38%, 10/01/31(a)(b)	$5,224	$5,453,203
		804,147,268
Computers — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)(b)	14,890	15,404,549
CACI International, Inc., 6.38%, 06/15/33(a)(b)	21,669	22,120,482
McAfee Corp., 7.38%, 02/15/30(a)(b)	22,521	19,263,396
NCR Atleos Corp., 9.50%, 04/01/29(a)	16,987	18,174,362
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	9,298	9,137,988
5.13%, 04/15/29(a)(b)	5,646	5,530,956
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/29(a)	4,793	4,692,190
5.88%, 07/15/30(a)	3,507	3,574,404
8.25%, 12/15/29(a)(b)	5,926	6,185,747
8.50%, 07/15/31(a)	5,956	6,228,893
9.63%, 12/01/32(a)	9,245	10,241,582
		120,554,549
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	6,483	6,192,999
5.50%, 06/01/28(a)	10,526	10,487,900
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	14,960	15,230,459
Perrigo Finance Unlimited Co.
5.15%, 06/15/30(b)	10,653	10,197,845
6.13%, 09/30/32(b)	10,568	10,067,387
Prestige Brands, Inc.
3.75%, 04/01/31(a)(b)	7,987	7,322,316
5.13%, 01/15/28(a)	4,697	4,683,840
		64,182,746
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	4,607	4,381,134
4.00%, 01/15/28(a)	8,652	8,472,649
RB Global Holdings, Inc.
6.75%, 03/15/28(a)	6,906	7,013,240
7.75%, 03/15/31(a)(b)	10,572	10,983,786
		30,850,809
Diversified Financial Services — 5.2%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(g)	7,082	7,002,099
6.70%, 02/14/33(b)	7,625	7,865,649
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	4,332	4,338,312
10.00%, 08/15/30(a)	9,412	9,997,262
Azorra Finance Ltd.
6.25%, 02/15/34(a)	5,804	5,605,757
7.25%, 01/15/31(a)	6,215	6,368,110
7.75%, 04/15/30(a)	6,909	7,175,406
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	5,411	5,323,342
7.50%, 07/15/33(a)(b)	7,189	6,128,718
8.50%, 01/15/34(a)(b)	7,306	6,371,231
9.25%, 07/01/31(a)	9,932	9,580,287
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	13,144	12,585,091
3.63%, 10/01/31(a)(b)	10,632	9,383,565
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	6,699	6,727,301
9.25%, 12/15/28(a)	8,220	8,592,869
Security	Par (000)	Value
Diversified Financial Services (continued)
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	$12,681	$12,485,664
6.75%, 12/01/32(a)	8,156	7,847,230
Encore Capital Group, Inc.
6.63%, 04/15/31(a)	6,525	6,567,180
6.63%, 06/01/32(a)(b)	7,800	7,788,047
8.50%, 05/15/30(a)(b)	6,678	7,107,763
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	13,565	13,661,865
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	10,963	10,614,583
7.88%, 04/01/33(a)(b)	7,197	7,017,716
8.38%, 04/01/32(a)(b)	9,294	9,440,133
9.13%, 05/15/31(a)	9,182	9,515,612
9.25%, 02/01/29(a)	16,189	16,863,533
GGAM Finance Ltd.
5.88%, 03/15/30(a)	4,573	4,632,708
6.88%, 04/15/29(a)	4,401	4,519,460
8.00%, 06/15/28(a)	6,985	7,258,454
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	2,699	2,758,904
goeasy Ltd.
6.88%, 02/15/31(a)(b)	5,814	5,129,038
7.38%, 10/01/30(a)(b)	5,446	4,893,231
7.63%, 07/01/29(a)(b)	7,637	7,181,270
9.25%, 12/01/28(a)(b)	6,167	6,043,726
Series 144*, 6.88%, 05/15/30(a)(b)	5,419	4,841,877
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	7,679	7,498,991
6.13%, 11/01/32(a)	22,488	22,550,132
6.75%, 05/01/33(a)(b)	27,604	28,386,609
7.13%, 04/30/31(a)	17,945	18,607,441
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	14,728	14,238,323
6.63%, 10/15/31(a)(b)	7,334	7,232,265
Navient Corp.
4.88%, 03/15/28(b)	6,393	6,254,505
5.50%, 03/15/29(b)	10,370	9,950,676
7.88%, 06/15/32(b)	7,164	6,670,384
9.38%, 07/25/30(b)	7,089	7,222,182
9.38%, 10/15/31	3,945	3,949,931
11.50%, 03/15/31(b)	6,850	7,275,217
OneMain Finance Corp.
3.88%, 09/15/28	7,825	7,568,966
4.00%, 09/15/30(b)	10,743	9,898,921
5.38%, 11/15/29	11,189	10,900,324
6.13%, 05/15/30	10,417	10,373,724
6.50%, 03/15/33(b)	11,004	10,735,425
6.63%, 01/15/28(b)	10,427	10,602,785
6.63%, 05/15/29(b)	12,072	12,262,012
6.75%, 03/15/32	8,198	8,153,542
6.75%, 09/15/33(b)	13,094	12,817,762
7.13%, 11/15/31(b)	10,602	10,735,317
7.13%, 09/15/32	10,610	10,693,218
7.50%, 05/15/31	9,854	10,128,591
7.88%, 03/15/30	9,947	10,344,774
Osaic Holdings, Inc.
6.75%, 08/01/32(a)	14,807	14,905,706
8.00%, 08/01/33(a)	10,146	10,304,002
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	8,923	8,524,751

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 09/15/31(a)(b)	$7,625	$7,195,212
6.75%, 02/15/34(a)(b)	9,238	8,845,148
6.88%, 05/15/32(a)	12,721	12,444,194
6.88%, 02/15/33(a)	12,009	11,651,628
7.13%, 11/15/30(a)	8,822	8,908,720
7.88%, 12/15/29(a)	11,556	12,005,873
PRA Group, Inc.
8.38%, 02/01/28(a)(b)	4,710	4,786,832
8.88%, 01/31/30(a)(b)	7,133	7,321,839
Rocket Companies, Inc.
6.13%, 08/01/30(a)(b)	26,737	27,174,495
6.38%, 08/01/33(a)	28,556	29,031,637
6.50%, 08/01/29(a)	9,519	9,745,869
7.13%, 02/01/32(a)(b)	13,256	13,709,024
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	9,485	9,114,390
3.88%, 03/01/31(a)	16,220	15,102,139
4.00%, 10/15/33(a)(b)	11,120	9,973,481
SLM Corp., 6.50%, 05/15/32, (1-day SOFR Index + 2.71%)(g)	5,000	4,998,750
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	8,596	8,874,427
StoneX Group, Inc., 7.88%, 03/01/31(a)	7,258	7,634,429
Synchrony Financial, 7.25%, 02/02/33	11,514	11,937,948
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	9,218	8,798,531
5.75%, 06/15/27(a)	4,354	4,332,667
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	13,410	12,305,036
6.63%, 02/01/30(a)	11,431	10,834,878
		834,726,616
Electric — 3.6%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(g)	6,323	6,234,183
7.60%, 01/15/55, (5-year CMT + 3.20%)(g)	12,468	12,704,517
Alpha Generation LLC
6.25%, 01/15/34(a)(b)	9,693	9,611,571
6.75%, 10/15/32(a)	15,045	15,394,163
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	14,803	14,727,590
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	13,954	13,028,571
4.75%, 03/15/28(a)	12,040	11,956,279
5.75%, 01/15/34(a)	8,420	8,353,047
DPL LLC, 4.35%, 04/15/29	5,167	4,989,820
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(b)(g)	5,723	5,850,044
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(g)	6,785	6,918,433
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(g)(h)	20,132	23,506,123
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)(b)	8,517	7,900,557
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, 06/30/32(a)	4,875	5,032,828
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(b)(g)	10,252	10,179,290
7.63%, 12/15/54, (5-year CMT + 3.14%)(g)	5,903	6,146,840
NRG Energy, Inc.
3.38%, 02/15/29(a)(b)	6,478	6,186,592
Security	Par (000)	Value
Electric (continued)
3.63%, 02/15/31(a)	$13,405	$12,427,277
3.88%, 02/15/32(a)	6,840	6,291,530
5.25%, 06/15/29(a)	9,339	9,302,366
5.75%, 01/15/28	9,577	9,587,927
5.75%, 07/15/29(a)	10,063	10,076,653
5.75%, 01/15/34(a)	17,419	17,218,451
5.88%, 05/15/34(a)	14,748	14,655,079
6.00%, 02/01/33(a)	12,284	12,356,462
6.00%, 01/15/36(a)	33,593	33,376,611
6.13%, 05/15/36(a)	13,369	13,335,122
6.25%, 11/01/34(a)(b)	13,935	14,035,158
PacifiCorp
7.13%, 08/15/56, (5-year CMT + 3.29%)(g)	15,159	15,190,744
7.38%, 09/15/55, (5-year CMT + 3.32%)(g)	11,475	11,681,473
PG&E Corp.
5.00%, 07/01/28	12,690	12,617,672
5.25%, 07/01/30(b)	13,637	13,494,671
6.85%, 09/15/56, (5-year CMT + 3.23%)(g)	13,120	13,069,727
7.38%, 03/15/55, (5-year CMT + 3.88%)(g)	20,002	20,342,648
Puget Energy, Inc.
7.00%, 09/15/56, (5-year CMT + 2.96%)(a)(b)(g)	5,418	5,471,213
7.25%, 09/15/56, (5-year CMT + 2.85%)(a)(g)	6,484	6,562,018
Talen Energy Supply LLC
6.13%, 05/01/31, (Acquired 05/29/26, Cost: $20,000,000)(a)(i)	20,000	20,002,868
6.25%, 02/01/34(a)(b)	18,339	18,243,179
6.38%, 05/01/33, (Acquired 05/29/26, Cost: $19,950,000)(a)(i)	20,000	19,934,412
6.50%, 02/01/36(a)(b)	17,624	17,717,772
VoltaGrid LLC, 7.38%, 11/01/30(a)	27,255	28,380,749
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	7,539	7,486,826
7.25%, 01/15/29(a)(b)	10,028	10,434,385
7.75%, 04/15/34(a)(b)	10,776	11,384,510
8.38%, 01/15/31(a)(b)	12,629	13,531,337
8.63%, 03/15/33(a)(b)	14,039	15,090,125
		582,019,413
Electrical Components & Equipment — 0.6%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	10,398	10,006,987
4.75%, 06/15/28(a)(b)	8,425	8,327,317
6.00%, 09/15/33(a)(b)	5,700	5,437,710
WESCO Distribution, Inc.
5.25%, 04/15/31(a)	8,518	8,465,068
5.50%, 04/15/34(a)	11,013	10,949,916
6.38%, 03/15/29(a)	10,338	10,578,251
6.38%, 03/15/33(a)	10,044	10,307,897
6.63%, 03/15/32(a)(b)	11,280	11,631,626
7.25%, 06/15/28(a)	17,017	17,052,821
		92,757,593
Electronics — 0.4%
Ingram Micro, Inc., 4.75%, 05/15/29(a)	26,115	25,671,095
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	8,457	8,261,416
5.88%, 09/01/30(a)	6,015	6,039,796
Sensata Technologies, Inc.
3.75%, 02/15/31(a)(b)	9,687	9,087,108
4.38%, 02/15/30(a)	6,085	5,923,858

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
6.63%, 07/15/32(a)(b)	$6,451	$6,675,442
		61,658,715
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	8,921	8,619,855
5.00%, 01/31/28(a)	9,249	9,188,094
		17,807,949
Engineering & Construction — 0.4%
AECOM, 6.00%, 08/01/33(a)(b)	17,795	17,814,156
Arcosa, Inc.
4.38%, 04/15/29(a)	5,057	4,932,020
6.88%, 08/15/32(a)	8,727	9,033,117
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	20,593	18,095,069
TopBuild Corp.
3.63%, 03/15/29(a)	4,041	4,000,337
4.13%, 02/15/32(a)	5,924	5,966,153
5.63%, 01/31/34(a)	8,247	8,326,893
		68,167,745
Entertainment — 2.6%
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	10,034	9,980,067
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)	10,164	9,859,500
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	15,693	15,118,244
6.00%, 10/15/32(a)(b)	14,936	13,373,866
6.50%, 02/15/32(a)(b)	21,207	20,673,631
7.00%, 02/15/30(a)(b)	24,289	24,585,860
Churchill Downs, Inc.
4.75%, 01/15/28(a)(b)	9,276	9,179,549
5.75%, 04/01/30(a)	15,837	15,822,177
6.75%, 05/01/31(a)(b)	8,531	8,715,299
Cinemark USA, Inc.
5.25%, 07/15/28(a)(b)	11,928	11,868,002
7.00%, 08/01/32(a)(b)	7,275	7,524,301
Light & Wonder International, Inc.
6.25%, 10/01/33(a)	13,941	13,780,911
7.25%, 11/15/29(a)	6,102	6,239,501
7.50%, 09/01/31(a)	7,405	7,701,127
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	5,276	5,175,031
4.75%, 10/15/27(a)(b)	11,151	11,101,573
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	5,657	4,749,523
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	10,971	11,475,735
11.88%, 04/15/31(a)	10,582	11,482,461
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	3,794	3,643,126
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	4,924	4,055,062
Muvico LLC, 15.00%, 02/19/29, (9.00% Cash and 6.00% PIK)(a)(b)(f)	10,496	11,326,934
Penn Entertainment, Inc.
4.13%, 07/01/29(a)(b)	5,324	5,089,411
6.75%, 04/01/31(a)(b)	8,290	8,258,621
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	6,096,564
5.88%, 09/01/31(a)	10,338	5,216,813
Security	Par (000)	Value
Entertainment (continued)
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	$12,953	$11,783,180
8.45%, 07/27/30(a)	5,681	5,662,825
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(a)(b)	8,914	8,996,192
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)(b)	7,995	8,108,759
Six Flags Entertainment Corp., 7.25%, 05/15/31(a)(b)	11,193	11,155,803
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29(b)	6,674	6,459,600
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	11,911	12,171,066
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)(b)	15,354	15,781,910
Vail Resorts, Inc.
5.63%, 07/15/30(a)	6,820	6,839,935
6.50%, 05/15/32(a)(b)	7,980	8,131,696
Voyager Parent LLC, 9.25%, 07/01/32(a)	24,542	25,968,504
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)	11,246	11,162,077
6.25%, 03/15/33(a)(b)	11,319	11,351,693
7.13%, 02/15/31(a)(b)	16,617	17,553,747
		423,219,876
Environmental Control — 0.6%
Clean Harbors, Inc.
5.75%, 10/15/33(a)(b)	9,560	9,612,108
6.38%, 02/01/31(a)(b)	6,056	6,148,070
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)(b)	14,650	14,317,079
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	11,221	10,965,052
4.38%, 08/15/29(a)	7,029	6,843,236
4.75%, 06/15/29(a)	9,873	9,720,942
6.75%, 01/15/31(a)	12,476	12,882,328
Madison IAQ LLC
4.13%, 06/30/28(a)	7,458	7,364,854
5.88%, 06/30/29(a)(b)	13,066	13,056,766
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	6,362	6,536,983
		97,447,418
Food — 2.5%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	17,730	16,921,283
4.88%, 02/15/30(a)	14,317	13,995,011
5.50%, 03/31/31(a)	10,150	9,994,248
5.63%, 03/31/32(a)	14,422	14,062,892
5.75%, 03/31/34(a)	21,154	20,378,128
6.25%, 03/15/33(a)	9,111	9,130,878
6.50%, 02/15/28(a)(b)	10,703	10,824,017
B&G Foods, Inc.
5.25%, 09/15/27(b)	7,136	6,942,826
8.00%, 09/15/28(a)(b)	10,963	10,828,931

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Chobani LLC/Chobani Finance Corp, Inc., 6.38%, 04/15/34(a)(b)	$10,167	$10,337,970
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)	2,419	2,394,805
7.63%, 07/01/29(a)	6,429	6,637,731
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
7.13%, 04/30/33(a)	8,558	8,674,806
9.00%, 02/15/29(a)(b)	12,738	13,313,065
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	12,876	12,311,984
4.38%, 01/31/32(a)	8,178	7,640,548
4.88%, 05/15/28(a)	6,771	6,717,298
Performance Food Group, Inc.
4.25%, 08/01/29(a)	13,239	12,809,659
5.63%, 03/01/34(a)	13,979	13,657,900
6.13%, 09/15/32(a)(b)	14,870	15,054,053
Pilgrim's Pride Corp.
3.50%, 03/01/32(b)	11,827	10,743,090
4.25%, 04/15/31	12,731	12,218,962
6.25%, 07/01/33(b)	8,793	9,177,817
6.88%, 05/15/34	6,399	6,917,074
Post Holdings, Inc.
4.50%, 09/15/31(a)	13,027	12,222,509
4.63%, 04/15/30(a)(b)	19,453	18,926,837
6.25%, 02/15/32(a)	14,069	14,305,750
6.25%, 10/15/34(a)(b)	15,977	15,827,717
6.38%, 03/01/33(a)	16,596	16,542,851
6.50%, 03/15/36(a)(b)	19,661	19,526,027
U.S. Foods, Inc.
4.63%, 06/01/30(a)(b)	6,407	6,235,028
4.75%, 02/15/29(a)	11,808	11,642,231
5.75%, 04/15/33(a)(b)	6,206	6,201,666
6.88%, 09/15/28(a)	6,106	6,261,047
7.25%, 01/15/32(a)	6,181	6,427,529
		395,804,168
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	14,256	14,227,167
TKC Holdings, Inc.
8.50%, 08/15/30(a)(b)	14,516	14,821,319
12.00%, 02/15/31(a)	9,821	10,202,114
		39,250,600
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	6,846	6,397,359
7.25%, 11/15/31(a)(b)	11,463	11,071,240
Mercer International, Inc.
5.13%, 02/01/29(b)	10,625	5,105,281
12.88%, 10/01/28(a)	5,258	2,747,493
		25,321,373
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.88%, 06/01/31(a)(b)	3,800	3,896,900
9.38%, 06/01/28(a)(b)	1,465	1,500,321
9.50%, 06/01/30(a)	8,101	8,713,132
		14,110,353
Health Care - Products — 0.6%
Avantor Funding, Inc.
3.88%, 11/01/29(a)	10,590	10,055,925
4.63%, 07/15/28(a)	21,175	20,909,521
Security	Par (000)	Value
Health Care - Products (continued)
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	$17,784	$18,405,618
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(g)	7,630	7,680,280
Medline Borrower LP, 5.25%, 10/01/29(a)(b)	30,917	30,906,488
Teleflex, Inc.
4.25%, 06/01/28(a)	5,839	5,759,444
4.63%, 11/15/27	5,421	5,392,799
		99,110,075
Health Care - Services — 4.8%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	5,793	5,670,932
5.50%, 07/01/28(a)	5,394	5,368,872
7.38%, 03/15/33(a)(b)	8,234	8,434,803
Centene Corp.
2.50%, 03/01/31	3,289	2,865,094
2.63%, 08/01/31	15,517	13,481,739
3.00%, 10/15/30	3,257	2,936,006
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	7,392	7,076,268
4.00%, 03/15/31(a)(b)	6,635	6,214,855
4.25%, 05/01/28(a)	6,404	6,288,038
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	10,564	9,703,200
5.25%, 05/15/30(a)	20,083	18,899,551
6.00%, 01/15/29(a)	8,315	8,250,538
6.13%, 04/01/30(a)(b)	16,622	15,096,932
6.88%, 04/15/29(a)	15,719	15,544,755
9.75%, 01/15/34(a)(b)	25,775	27,036,782
10.88%, 01/15/32(a)(b)	23,855	25,743,011
DaVita, Inc.
3.75%, 02/15/31(a)(b)	20,580	19,164,271
4.63%, 06/01/30(a)	38,177	37,049,282
6.75%, 07/15/33(a)(b)	14,951	15,449,268
6.88%, 09/01/32(a)(b)	15,289	15,840,427
Encompass Health Corp.
4.50%, 02/01/28(b)	10,526	10,485,504
4.63%, 04/01/31(b)	5,577	5,402,803
4.75%, 02/01/30	10,493	10,323,169
5.88%, 06/01/34(a)	5,081	5,100,663
Global Medical Response, Inc., 7.38%, 10/01/32(a)	14,777	15,322,927
Humana, Inc., 6.63%, 09/15/56, (5-year CMT + 2.89%)(g)	13,389	13,262,853
IQVIA, Inc.
6.25%, 06/01/32(a)	25,862	26,404,106
6.50%, 05/15/30(a)(b)	5,888	6,036,382
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	7,005	6,780,123
7.00%, 05/01/34(a)	19,497	19,034,371
8.38%, 02/15/32(a)(b)	9,021	9,469,898
9.88%, 08/15/30(a)	11,608	12,281,001
10.00%, 06/01/32(a)(b)	11,061	11,349,755
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	8,985	8,311,125
3.88%, 05/15/32(a)	10,770	9,674,711
4.38%, 06/15/28(a)(b)	11,715	11,547,323
6.25%, 01/15/33(a)	11,831	11,819,212
6.50%, 02/15/31(a)	11,888	12,058,707
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	9,592	7,727,757

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(f)	$9,249	$5,577,908
11.50%, 12/31/30, (6.50% cash and 5.00% PIK)(a)(b)(f)	8,670	7,964,132
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	17,912	18,831,744
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	21,214	22,186,513
Radiology Partners, Inc.
8.50%, 07/15/32(a)(b)	12,112	12,457,192
9.78%, 02/15/30, (9.78% PIK)(a)(b)(f)	9,612	9,486,632
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	14,313	15,047,128
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	19,317	19,406,853
Team Health Holdings, Inc.
8.38%, 06/30/28(a)	4,605	4,614,690
13.50%, 06/30/28, (9.00% Cash and 4.50% PIK)(a)(b)(f)	8,664	8,883,372
Tenet Healthcare Corp.
4.25%, 06/01/29	18,446	17,949,495
4.38%, 01/15/30	18,673	18,072,062
4.63%, 06/15/28(b)	6,802	6,752,832
5.13%, 11/01/27	17,917	17,948,826
5.50%, 11/15/32(a)(b)	20,433	20,342,329
6.00%, 11/15/33(a)(b)	10,415	10,525,529
6.13%, 10/01/28(b)	20,340	20,389,245
6.13%, 06/15/30	25,874	26,132,600
6.75%, 05/15/31(b)	17,427	17,941,809
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	14,197	13,571,445
		772,589,350
Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	15,159	14,477,588
FS KKR Capital Corp.
3.13%, 10/12/28(b)	8,942	8,419,207
6.13%, 01/15/30(b)	11,544	11,281,495
6.13%, 01/15/31(b)	5,684	5,504,160
6.88%, 08/15/29(b)	8,780	8,803,307
7.88%, 01/15/29	5,638	5,798,897
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/56, (5-year CMT + 3.48%)(g)	5,807	5,855,791
8.00%, 06/01/56, (5-year CMT + 4.30%)(g)	6,386	6,803,727
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	9,029	7,811,754
9.00%, 06/15/30(b)	10,322	9,814,845
9.75%, 01/15/29(b)	9,677	9,604,903
10.00%, 11/15/29(a)	12,919	12,941,436
Stena International SA
7.25%, 01/15/31(a)	12,110	12,401,100
7.63%, 02/15/31(a)	5,577	5,685,752
		125,203,962
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 04/01/30(a)	5,464	5,179,320
6.88%, 08/01/33(a)	6,842	6,708,636
Security	Par (000)	Value
Home Builders (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	$7,650	$7,050,670
6.25%, 09/15/27(a)	7,582	7,586,320
Century Communities, Inc.
3.88%, 08/15/29(a)	6,654	6,276,179
6.63%, 09/15/33(a)(b)	6,892	6,829,191
LGI Homes, Inc.
7.00%, 11/15/32(a)(b)	5,526	5,327,234
8.75%, 12/15/28(a)	6,122	6,329,281
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	8,656	8,296,603
6.00%, 12/15/33(a)	6,841	6,522,181
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)	6,787	6,717,009
5.75%, 01/15/28(a)	5,945	6,000,321
5.75%, 11/15/32(a)	7,676	7,697,480
		86,520,425
Home Furnishings — 0.3%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	9,638	8,096,632
14.00%, 11/15/29, (16.00% PIK)(a)(b)(f)	5,392	1,441,180
Somnigroup International, Inc.
3.88%, 10/15/31(a)(b)	11,327	10,378,175
4.00%, 04/15/29(a)	10,391	9,980,497
Whirlpool Corp.
4.75%, 02/26/29(b)	9,238	8,743,782
6.13%, 06/15/30(b)	8,138	7,633,019
6.50%, 06/15/33(b)	8,473	7,696,392
		53,969,677
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	8,074	5,789,395
10.75%, 06/30/32(a)	6,711	2,184,954
		7,974,349
Housewares — 0.5%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,191	6,818,255
4.13%, 04/30/31(a)(b)	5,020	4,715,676
Newell Brands, Inc.
6.38%, 09/15/27	6,240	6,315,912
6.38%, 05/15/30(b)	10,780	10,645,701
6.63%, 09/15/29	6,938	6,950,492
6.63%, 05/15/32(b)	7,699	7,488,723
8.50%, 06/01/28(a)	18,670	19,506,285
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	6,312	5,876,697
4.38%, 02/01/32(b)	5,420	5,043,819
4.50%, 10/15/29(b)	5,046	4,922,850
		78,284,410
Insurance — 3.0%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)(b)	9,481	8,963,496
6.00%, 08/01/29(a)	6,174	5,815,999
6.75%, 07/01/32(a)	7,456	7,198,440
7.50%, 11/06/30(a)	14,696	14,672,918
8.25%, 02/01/29(a)	12,765	12,573,954
8.50%, 06/15/29(a)	6,751	6,647,896

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	$9,376	$9,244,536
5.88%, 11/01/29(a)(b)	5,490	5,354,647
6.50%, 10/01/31(a)	13,607	13,639,583
6.75%, 04/15/28(a)	16,389	16,502,699
7.00%, 01/15/31(a)(b)	20,993	21,302,504
7.38%, 10/01/32(a)(b)	9,157	9,111,175
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(b)(g)	6,025	5,907,279
AmWINS Group, Inc.
4.88%, 06/30/29(a)	10,643	10,268,433
6.38%, 02/15/29(a)	9,447	9,565,949
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	18,606	18,766,133
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	21,261	20,749,830
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	43,055	44,931,922
8.38%, 02/01/34(a)	40,933	39,992,233
CRC Insurance Group LLC, 7.13%, 06/01/31(a)	44,988	45,083,599
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(b)(g)	6,502	6,430,267
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(b)(g)	6,676	6,741,692
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	14,972	14,835,915
8.13%, 02/15/32(a)(b)	15,165	14,028,662
HUB International Ltd.
5.63%, 12/01/29(a)(b)	7,135	7,053,560
7.25%, 06/15/30(a)	46,078	47,299,067
7.38%, 01/31/32(a)(b)	27,132	27,759,428
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)(b)	4,968	4,619,094
8.50%, 03/15/30(a)	10,155	10,362,306
Ryan Specialty LLC
4.38%, 02/01/30(a)	4,695	4,547,332
5.88%, 08/01/32(a)	16,940	16,837,242
		486,807,790
Internet — 1.7%
Arches Buyer, Inc.
4.25%, 06/01/28(a)	12,365	12,021,341
6.13%, 12/01/28(a)(b)	6,961	6,717,922
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	7,941	7,363,292
7.00%, 06/15/27(a)	4,174	4,165,854
Gen Digital, Inc.
6.25%, 04/01/33(a)(b)	13,759	13,701,384
6.75%, 09/30/27(a)(b)	11,812	11,870,779
7.13%, 09/30/30(a)(b)	7,930	8,072,175
Getty Images, Inc.
10.50%, 11/15/30(a)	7,707	6,844,818
11.25%, 02/21/30(a)(b)	7,263	6,217,355
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)(b)	11,665	10,982,474
5.25%, 12/01/27(a)	8,326	8,334,716
Security	Par (000)	Value
Internet (continued)
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.75%, 05/15/28(a)(b)	$5,116	$4,881,090
9.00%, 08/01/29(a)(b)	6,654	6,108,305
9.50%, 05/30/29(a)	9,129	8,529,814
Series 144@, 8.75%, 05/01/29(a)	9,823	9,072,408
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	6,764	6,067,432
4.13%, 08/01/30(a)	6,606	6,216,160
4.63%, 06/01/28(a)(b)	6,887	6,784,556
5.00%, 12/15/27(a)	4,859	4,844,400
6.13%, 09/15/33(a)	10,436	10,245,366
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(g)(h)	12,320	11,762,009
8.13%, (5-year CMT + 4.25%)(a)(g)(h)	7,126	7,343,917
9.75%, 04/15/29(a)	27,648	30,208,904
Snap, Inc.
6.88%, 03/01/33(a)(b)	19,703	19,540,697
6.88%, 03/15/34(a)(b)	7,802	7,675,217
Wayfair LLC
6.75%, 11/15/32(a)(b)	9,819	9,961,470
7.13%, 05/31/34(a)(b)	2,325	2,368,757
7.25%, 10/31/29(a)	11,161	11,469,982
7.75%, 09/15/30(a)	10,276	10,693,455
		270,066,049
Iron & Steel — 1.2%
Cleveland-Cliffs, Inc.
6.75%, 04/15/30(a)(b)	9,456	9,511,948
6.88%, 11/01/29(a)	11,985	12,232,076
7.00%, 03/15/32(a)(b)	17,857	18,066,316
7.38%, 05/01/33(a)(b)	12,518	12,849,289
7.50%, 09/15/31(a)(b)	11,119	11,473,116
7.63%, 01/15/34(a)(b)	14,806	15,245,977
Commercial Metals Co.
5.75%, 11/15/33(a)(b)	13,504	13,518,495
6.00%, 12/15/35(a)(b)	12,709	12,733,658
Fortescue Treasury Pty Ltd.
4.50%, 09/15/27(a)(b)	7,707	7,668,349
5.88%, 04/15/30(a)	6,430	6,546,379
Fortescue Treasury Pty. Ltd.
4.38%, 04/01/31(a)	13,726	13,119,276
6.13%, 04/15/32(a)(b)	10,484	10,852,984
Mineral Resources Ltd.
6.00%, 05/01/32(a)(b)	8,731	8,698,022
6.25%, 05/01/34(a)	7,920	7,870,243
7.00%, 04/01/31(a)(b)	7,781	8,096,492
8.50%, 05/01/30(a)(b)	7,558	7,804,954
9.25%, 10/01/28(a)	10,629	11,038,026
		187,325,600
Leisure Time — 1.0%
Carnival Corp. Ltd.
5.75%, 08/01/32(a)	2,239	2,261,270
6.13%, 02/15/33(a)	7,754	7,852,106
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	15,501	14,978,610
6.25%, 09/15/33(a)(b)	11,083	10,630,278
6.75%, 02/01/32(a)(b)	25,572	25,375,691
7.75%, 02/15/29(a)(b)	7,862	8,223,161
NCL Finance Ltd., 6.13%, 03/15/28(a)	7,154	7,228,854

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)(b)	$14,210	$14,772,945
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	6,023	5,406,421
10.75%, 03/15/30(a)(b)	6,660	5,887,440
11.13%, 07/15/30(a)(b)	16,212	14,457,727
Viking Cruises Ltd.
5.88%, 10/15/33(a)	21,862	21,885,228
7.00%, 02/15/29(a)(b)	5,519	5,540,286
9.13%, 07/15/31(a)(b)	9,793	10,296,907
		154,796,924
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27	12,762	12,724,315
4.75%, 06/15/31(a)(b)	10,880	10,497,269
Hilton Domestic Operating Co, Inc., 5.50%, 09/15/31(a)	9,200	9,257,388
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)(b)	23,070	21,179,951
3.75%, 05/01/29(a)(b)	10,431	10,086,021
4.00%, 05/01/31(a)	14,756	14,001,347
4.88%, 01/15/30(b)	10,859	10,752,237
5.50%, 03/31/34(a)(b)	13,435	13,351,804
5.75%, 09/15/33(a)	12,844	12,952,872
5.88%, 04/01/29(a)	6,801	6,891,799
5.88%, 03/15/33(a)	12,100	12,224,025
6.13%, 04/01/32(a)(b)	5,430	5,536,154
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	7,560	7,049,445
5.00%, 06/01/29(a)(b)	12,057	11,724,128
6.63%, 01/15/32(a)(b)	14,082	14,338,328
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	6,729	6,496,895
6.50%, 10/01/33(a)(b)	8,460	8,305,038
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	16,514	16,110,309
5.63%, 07/17/27(a)(b)	4,835	4,832,583
5.75%, 07/21/28(a)	10,999	10,950,534
6.50%, 09/24/33(a)(b)	7,240	7,156,298
7.63%, 04/17/32(a)(b)	10,523	10,827,119
MGM China Holdings Ltd.
6.25%, 05/15/33(a)	10,000	10,032,664
7.13%, 06/26/31(a)	5,000	5,235,577
MGM Resorts International
4.75%, 10/15/28(b)	11,339	11,236,714
6.13%, 09/15/29(b)	12,159	12,334,584
6.50%, 04/15/32(b)	10,538	10,726,218
Station Casinos LLC
4.50%, 02/15/28(a)(b)	9,632	9,502,197
4.63%, 12/01/31(a)(b)	6,830	6,464,232
6.63%, 03/15/32(a)(b)	7,149	7,251,383
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	14,325	13,743,948
6.50%, 01/15/28(a)(b)	4,822	4,820,529
Travel + Leisure Co., 6.25%, 06/01/31(a)(b)	8,415	8,460,073
Travel and Leisure Co.
4.50%, 12/01/29(a)	8,789	8,478,250
6.13%, 09/01/33(a)(b)	6,608	6,490,902
Security	Par (000)	Value
Lodging (continued)
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28(a)(b)	$6,340	$6,247,068
5.63%, 03/01/33(a)	9,353	9,209,369
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,083	12,826,508
5.50%, 10/01/27(a)(b)	8,671	8,656,460
5.63%, 08/26/28(a)(b)	17,733	17,671,846
6.75%, 02/15/34(a)	15,145	15,173,024
		421,807,405
Machinery — 0.5%
Chart Industries, Inc.
7.50%, 01/01/30(a)	16,692	17,285,529
9.50%, 01/01/31(a)	6,494	6,824,745
Esab Corp.
5.63%, 04/01/31(a)	15,650	15,763,621
6.25%, 04/15/29(a)	6,388	6,504,722
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	13,260	13,460,551
Terex Corp.
5.00%, 05/15/29(a)	8,439	8,362,090
6.25%, 10/15/32(a)(b)	10,254	10,414,197
		78,615,455
Manufacturing — 0.3%
Avient Corp.
6.25%, 11/01/31(a)(b)	8,961	9,107,011
7.13%, 08/01/30(a)(b)	9,533	9,707,414
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	12,902	13,179,425
6.25%, 03/15/33(a)	9,263	9,481,666
		41,475,516
Media — 9.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	38,874	35,195,925
4.25%, 01/15/34(a)(b)	25,682	21,439,914
4.50%, 08/15/30(a)	37,824	35,142,929
4.50%, 05/01/32(b)	35,318	30,978,537
4.50%, 06/01/33(a)(b)	23,599	20,164,888
4.75%, 03/01/30(a)	39,142	37,006,334
4.75%, 02/01/32(a)(b)	17,381	15,507,460
5.00%, 02/01/28(a)	33,804	33,478,136
5.38%, 06/01/29(a)	21,190	20,804,488
6.38%, 09/01/29(a)	20,446	20,542,299
7.00%, 02/01/33(a)(b)	24,315	23,771,142
7.38%, 03/01/31(a)(b)	15,435	15,629,172
7.38%, 02/01/36(a)(b)	17,129	16,716,821
CSC Holdings LLC
3.38%, 02/15/31(a)	11,848	6,644,507
4.13%, 12/01/30(a)	13,344	7,591,019
4.50%, 11/15/31(a)	17,966	10,052,726
4.63%, 12/01/30(a)	30,452	7,258,743
5.00%, 11/15/31(a)	4,796	1,127,060
5.38%, 02/01/28(a)	11,380	7,211,600
5.75%, 01/15/30(a)	28,003	7,006,001
6.50%, 02/01/29(a)	23,666	13,944,651
7.50%, 04/01/28(a)	13,488	4,492,371
11.25%, 05/15/28(a)	12,923	8,544,795
11.75%, 01/31/29(a)	26,641	16,768,844
Directv Financing LLC
8.88%, 02/01/30(a)	10,214	10,466,516
8.88%, 02/01/30(a)(b)	20,705	21,234,595

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	$3,814	$3,818,977
9.25%, 06/01/32(a)	17,565	18,021,690
10.00%, 02/15/31(a)(b)	27,773	29,057,840
Discovery Communications LLC
3.63%, 05/15/30	11,929	11,191,215
4.13%, 05/15/29	8,044	7,835,990
6.35%, 06/01/40	10,406	8,499,126
0.00%,	16,821	16,570,178
Discovery Global Holdings, Inc.
4.28%, 03/15/32	38,507	34,761,655
0.00%,	17,915	17,481,075
DISH DBS Corp.
5.25%, 12/01/26(a)	10,800	10,761,332
5.75%, 12/01/28(a)	36,369	35,664,987
7.38%, 07/01/28	15,347	14,875,233
5.13%, 06/01/29	19,800	17,914,923
DISH Network Corp., 11.75%, 11/15/27(a)	49,644	51,216,320
EchoStar Corp.
6.75%, 11/30/30, (6.75% Cash or 6.75% PIK)(b)(f)	31,021	31,717,868
10.75%, 11/30/29	65,578	71,331,046
EW Scripps Co. (The), 9.88%, 08/15/30(a)	10,181	9,719,813
Gray Media, Inc.
4.75%, 10/15/30(a)	9,915	7,545,315
5.38%, 11/15/31(a)(b)	15,728	11,301,866
7.25%, 08/15/33(a)(b)	10,448	10,362,721
9.63%, 07/15/32(a)	12,399	12,212,225
10.50%, 07/15/29(a)(b)	14,875	15,774,949
iHeartCommunications, Inc.
7.75%, 08/15/30(a)	8,964	8,217,839
9.13%, 05/01/29(a)	10,420	10,125,682
10.88%, 05/01/30(a)	9,169	7,776,100
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	10,134	6,347,684
6.75%, 10/15/27(a)	14,681	9,463,502
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	11,356	11,262,483
7.38%, 09/01/31(a)(b)	9,186	9,377,397
8.00%, 08/01/29(a)	9,764	9,807,108
Nexstar Media, Inc.
4.75%, 11/01/28(a)	16,254	16,008,217
6.50%, 09/15/33(a)	45,138	45,477,605
7.25%, 04/15/34(a)(b)	22,253	22,405,498
Paramount Global
3.38%, 02/15/28	6,269	6,080,882
3.70%, 06/01/28	6,415	6,212,490
4.20%, 06/01/29	6,941	6,615,695
4.20%, 05/19/32(b)	13,562	11,730,662
4.95%, 01/15/31(b)	16,334	15,230,098
Scripps Escrow II, Inc., 3.88%, 01/15/29(a)(b)	6,074	5,612,156
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	7,895	6,979,180
8.13%, 02/15/33(a)(b)	18,596	19,077,476
9.75%, 02/15/33(a)(b)	4,763	5,328,606
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	20,184	18,385,101
4.00%, 07/15/28(a)	28,230	27,508,066
4.13%, 07/01/30(a)(b)	19,719	18,578,065
5.00%, 08/01/27(a)	17,157	17,130,817
Security	Par (000)	Value
Media (continued)
5.50%, 07/01/29(a)(b)	$18,249	$18,181,137
5.88%, 04/15/32(a)(b)	16,097	16,010,429
Sunrise FinCo I BV, 4.88%, 07/15/31(a)(b)	16,841	15,996,424
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	13,200	13,110,488
Univision Communications, Inc.
4.50%, 05/01/29(a)	15,329	14,557,588
7.38%, 06/30/30(a)(b)	12,814	12,741,577
8.50%, 07/31/31(a)	16,140	16,226,079
8.88%, 04/15/33(a)(b)	21,517	21,432,397
9.38%, 08/01/32(a)(b)	19,903	20,384,388
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	14,161	14,696,401
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	12,418	10,212,066
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)(b)	6,748	5,814,795
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	12,080	10,511,639
5.50%, 05/15/29(a)	18,040	17,353,194
VZ Secured Financing BV
5.00%, 01/15/32(a)	21,036	18,295,916
7.50%, 01/15/33(a)	15,920	15,285,547
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	7,003	6,105,215
Ziggo BV, 4.88%, 01/15/30(a)	12,855	11,992,333
		1,476,003,839
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/34(a)	5,686	5,556,878
6.38%, 06/15/30(a)	2,109	2,135,871
		7,692,749
Mining — 0.7%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)	6,024	5,871,141
7.13%, 03/15/31(a)(b)	10,293	10,741,595
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	5,684	5,802,582
6.38%, 09/15/32(a)	6,331	6,486,562
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	8,778	9,198,975
11.50%, 10/01/31(a)	6,320	6,820,445
Constellium SE, 3.75%, 04/15/29(a)(b)	3,910	3,763,000
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,564	7,247,903
5.88%, 03/01/34(a)(b)	6,556	6,520,794
Novelis Corp.
3.88%, 08/15/31(a)(b)	10,240	9,311,949
4.75%, 01/30/30(a)	21,157	20,407,566
6.38%, 08/15/33(a)(b)	10,312	10,403,034
6.88%, 01/30/30(a)(b)	10,808	11,115,924
		113,691,470
Office & Business Equipment — 0.1%
Xerox Corp.
10.25%, 10/15/30(a)	5,066	4,393,489
13.50%, 04/15/31(a)	6,355	4,241,963
Xerox Holdings Corp.
5.50%, 08/15/28(a)	8,295	4,873,312
8.88%, 11/30/29(a)	6,114	2,739,454
		16,248,218

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 4.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	$13,821	$14,423,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	4,842	4,832,591
6.63%, 10/15/32(a)	8,111	8,311,638
6.63%, 07/15/33(a)	6,451	6,611,918
California Resources Corp.
7.00%, 01/15/34(a)(b)	10,434	10,519,913
8.25%, 06/15/29(a)	6,849	7,146,171
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 02/15/31(a)(b)	7,831	8,278,411
Caturus Energy LLC
7.13%, 05/15/31(a)	9,622	9,612,270
8.50%, 02/15/30(a)(b)	6,203	6,490,463
Chord Energy Corp.
6.00%, 10/01/30(a)	10,551	10,680,250
6.75%, 03/15/33(a)	9,540	9,794,630
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	13,718	14,131,684
CNX Resources Corp.
5.88%, 03/01/34(a)	6,705	6,594,589
7.25%, 03/01/32(a)(b)	8,559	8,847,563
7.38%, 01/15/31(a)	6,762	6,943,639
Comstock Resources, Inc.
5.88%, 01/15/30(a)(b)	13,147	12,444,047
6.75%, 03/01/29(a)	21,301	20,919,318
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	13,965	14,193,472
7.63%, 04/01/32(a)(b)	15,161	15,538,993
7.88%, 04/15/32(a)	15,434	15,901,508
8.38%, 01/15/34(a)(b)	8,070	8,455,482
CVR Energy, Inc.
7.50%, 02/15/31(a)	9,364	9,477,796
7.88%, 02/15/34(a)	5,777	5,793,139
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(j)	6,776	6,690,000
5.88%, 03/30/31(a)(j)	7,804	7,466,303
8.50%, 09/30/33(a)(j)	10,248	10,853,835
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	7,197	7,174,543
6.00%, 04/15/30(a)	6,444	6,400,356
6.00%, 02/01/31(a)	8,317	8,195,247
6.25%, 11/01/28(a)	7,440	7,469,256
6.25%, 04/15/32(a)	7,197	7,083,441
6.88%, 05/15/34(a)(b)	6,518	6,514,904
7.25%, 02/15/35(a)(b)	12,351	12,506,739
8.38%, 11/01/33(a)(b)	7,695	8,186,518
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(j)	4,403	4,419,895
6.75%, 06/30/30(a)(j)	5,562	5,740,135
Matador Resources Co.
6.00%, 04/15/34(a)	10,093	9,950,110
6.25%, 04/15/33(a)	10,199	10,252,239
6.50%, 04/15/32(a)	12,770	12,933,386
Murphy Oil Corp., 6.50%, 02/15/34	7,199	7,221,475
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	9,848	10,259,186
8.88%, 08/15/31(a)(b)	8,104	8,480,478
9.13%, 01/31/30(a)(b)	8,718	9,130,831
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,273	18,986,111
Security	Par (000)	Value
Oil & Gas (continued)
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)	$11,043	$11,217,397
8.75%, 06/15/31(a)(b)	7,158	7,412,109
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	12,043	12,067,748
7.25%, 06/01/34(a)	4,270	4,253,987
7.88%, 09/15/30(a)(b)	7,171	7,336,872
9.88%, 03/15/30(a)(b)	11,987	12,819,347
SM Energy Co.
6.50%, 07/15/28	4,918	4,924,841
6.63%, 04/15/34(a)(b)	14,568	14,647,279
6.75%, 08/01/29(a)(b)	10,876	11,151,505
7.00%, 08/01/32(a)(b)	10,407	10,655,289
8.63%, 11/01/30(a)	12,891	13,625,701
8.75%, 07/01/31(a)(b)	19,448	20,340,177
9.63%, 06/15/33(a)	10,734	11,937,236
Sunoco LP
4.50%, 10/01/29(a)(b)	11,546	11,242,933
4.63%, 05/01/30(a)	11,369	11,030,292
5.38%, 07/15/31(a)	7,375	7,324,111
5.63%, 03/15/31(a)	13,475	13,497,282
5.63%, 07/15/34(a)(b)	8,272	8,149,241
5.88%, 07/15/27(a)(b)	3,607	3,603,776
5.88%, 03/15/34(a)	12,365	12,295,439
6.25%, 07/01/33(a)(b)	13,346	13,571,561
6.63%, 08/15/32(a)	6,887	7,030,756
7.00%, 05/01/29(a)	9,120	9,406,292
7.25%, 05/01/32(a)(b)	10,113	10,564,933
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	11,686	11,439,111
4.50%, 04/30/30	10,674	10,372,212
5.88%, 03/15/28	4,014	4,020,261
7.00%, 09/15/28(a)	5,663	5,794,028
Talos Production, Inc.
9.00%, 02/01/29(a)	8,614	9,000,173
9.38%, 02/01/31(a)(b)	8,376	8,877,660
Transocean International Ltd.
7.88%, 10/15/32(a)	7,070	7,535,849
8.25%, 05/15/29(a)(b)	11,368	11,796,363
8.50%, 05/15/31(a)(b)	12,399	13,086,951
8.75%, 02/15/30(a)(b)	9,132	9,561,015
Valaris Ltd., 8.38%, 04/30/30(a)	13,937	14,485,735
		777,933,185
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	10,155	10,405,064
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)	10,538	10,523,687
Kodiak Gas Services LLC
5.88%, 04/01/31(a)	13,447	13,511,332
6.50%, 10/01/33(a)	10,166	10,346,464
6.75%, 10/01/35(a)(b)	8,730	8,983,909
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	11,231	11,271,975
7.13%, 03/15/29(a)(b)	14,026	14,433,635
WBI Operating LLC
6.25%, 10/15/30(a)	11,311	11,417,733
6.50%, 10/15/33(a)(b)	8,946	9,052,143

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Weatherford International Ltd., 6.75%, 10/15/33(a)	$15,256	$15,714,824
		115,660,766
Packaging & Containers — 2.0%
Ardagh Group SA
9.50%, 12/01/30(a)	21,788	23,219,225
12.00%, 12/01/30, (5.50% Cash + 6.50% PIK)(a)(f)	16,132	14,946,835
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	7,303	7,011,021
4.00%, 09/01/29(a)	13,878	13,140,939
6.25%, 01/30/31(a)(b)	8,309	8,374,253
Ball Corp.
2.88%, 08/15/30(b)	17,983	16,343,859
3.13%, 09/15/31(b)	11,121	10,075,637
5.50%, 09/15/33	10,183	10,230,860
6.00%, 06/15/29(b)	12,281	12,503,804
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	7,919	7,826,956
6.75%, 04/15/32(a)	18,261	17,508,961
6.88%, 01/15/30(a)	6,422	6,312,579
8.75%, 04/15/30(a)(b)	14,487	13,918,023
Crown Americas LLC
5.25%, 04/01/30(b)	6,400	6,424,810
5.88%, 06/01/33(b)	10,212	10,260,136
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,775	6,553,349
3.75%, 02/01/30(a)(b)	6,027	5,642,598
6.38%, 07/15/32(a)(b)	7,515	7,575,825
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)	33,071	33,473,580
9.25%, 04/15/30(a)(b)	18,061	17,297,495
OI European Group BV, 4.75%, 02/15/30(a)(b)	3,440	3,271,380
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/31(a)(b)	8,968	8,816,105
9.50%, 06/01/33(a)(b)	5,535	5,689,877
Sword Purchaser LLC
8.25%, 04/15/33(a)	22,938	23,608,370
10.50%, 04/15/34(a)(b)	7,198	7,483,034
Trivium Packaging Finance BV
8.25%, 07/15/30(a)	6,948	7,323,632
12.25%, 01/15/31(a)	9,082	10,021,987
		314,855,130
Pharmaceuticals — 2.2%
1261229 B.C. Ltd., 10.00%, 04/15/32(a)	79,873	81,816,574
Accendra Health, Inc.
4.50%, 03/31/29(a)(b)	5,104	3,985,092
6.63%, 04/01/30(a)(b)	5,530	3,330,442
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	6,228	6,010,498
5.13%, 03/01/30(a)(b)	9,072	8,791,286
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	10,332	9,550,212
5.00%, 01/30/28(a)	5,281	4,449,133
5.00%, 02/15/29(a)	5,973	4,171,245
5.25%, 01/30/30(a)	10,494	6,497,532
5.25%, 02/15/31(a)	5,241	2,994,675
6.25%, 02/15/29(a)	10,941	7,853,778
Security	Par (000)	Value
Pharmaceuticals (continued)
11.00%, 09/30/28(a)	$10,357	$10,793,432
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(g)	10,797	11,250,494
7.00%, 03/10/55, (5-year CMT + 2.89%)(g)	28,127	29,311,780
Endo Finance Holdings LP, 8.50%, 04/15/31(a)(b)	13,401	14,275,348
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	8,897	8,356,923
7.75%, 05/01/33(a)	12,188	12,302,528
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	18,705	18,362,541
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	25,529	25,201,614
5.13%, 04/30/31(a)	22,800	22,603,209
6.75%, 05/15/34(a)	6,273	6,678,365
7.88%, 05/15/34(a)(b)	6,480	6,939,222
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27(b)	1,928	1,929,505
5.13%, 05/09/29(b)	13,255	13,301,449
6.00%, 12/01/32	6,936	7,210,787
6.75%, 03/01/28(b)	16,350	16,808,223
8.13%, 09/15/31	7,233	8,162,397
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30(b)	9,472	9,695,228
		362,633,512
Pipelines — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	8,674	8,667,766
5.75%, 01/15/28(a)	7,188	7,190,806
5.75%, 10/15/33(a)	9,812	9,724,324
5.75%, 07/01/34(a)	7,896	7,813,709
6.63%, 02/01/32(a)	8,074	8,233,558
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	5,356	5,510,663
7.25%, 07/15/32(a)(b)	7,288	7,567,191
Buckeye Partners LP
4.13%, 12/01/27	5,497	5,412,541
4.50%, 03/01/28(a)	5,848	5,784,967
6.75%, 02/01/30(a)	6,251	6,461,907
6.88%, 07/01/29(a)(b)	7,800	8,012,904
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	20,520	20,216,128
7.50%, 12/15/33(a)(b)	7,265	7,703,705
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/34(a)(b)	9,105	9,232,655
7.38%, 06/30/33(a)(b)	9,442	9,744,336
8.63%, 03/15/29(a)(b)	9,741	10,149,106
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(g)	16,587	16,710,197
6.75%, 02/15/56, (5-year CMT + 2.48%)(g)	10,337	10,530,343
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(g)	4,722	4,870,185
8.00%, 05/15/54, (5-year CMT + 4.02%)(g)	11,898	12,655,914
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/34(b)	11,875	11,924,842
7.88%, 05/15/32(b)	10,003	10,396,932

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
8.00%, 05/15/33(b)	$9,154	$9,602,430
8.25%, 01/15/29(b)	7,825	8,123,774
8.88%, 04/15/30	5,823	6,094,239
Global Partners LP/GLP Finance Corp.
7.13%, 07/01/33(a)(b)	6,615	6,727,273
8.25%, 01/15/32(a)(b)	6,701	7,026,163
Harvest Midstream I LP
6.75%, 05/15/34(a)	9,550	9,790,354
7.50%, 05/15/32(a)(b)	6,279	6,525,296
Hess Midstream Operations LP
4.25%, 02/15/30(a)	9,574	9,269,004
5.13%, 06/15/28(a)(b)	7,301	7,279,073
5.50%, 10/15/30(a)(b)	3,732	3,725,562
5.88%, 03/01/28(a)	10,410	10,517,472
6.50%, 06/01/29(a)	7,487	7,671,734
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)(b)	10,094	10,202,611
7.38%, 07/15/32(a)	7,989	8,249,401
ITT Holdings LLC, 6.50%, 08/01/29(a)	16,978	16,873,415
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	13,452	13,524,969
6.63%, 12/15/28(a)	14,039	14,331,935
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	11,883	12,344,662
8.38%, 02/15/32(a)	19,355	20,315,289
NuStar Logistics LP, 6.38%, 10/01/30	860	892,600
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)	7,349	7,286,789
6.75%, 03/15/33(a)	6,360	6,612,475
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(g)	8,077	8,621,774
7.63%, 03/01/55, (5-year CMT + 3.95%)(g)	5,237	5,466,049
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	9,336	9,347,188
6.00%, 12/31/30(a)	9,416	9,456,218
6.00%, 09/01/31(a)(b)	6,097	6,096,612
6.75%, 03/15/34(a)(b)	9,778	9,986,011
7.38%, 02/15/29(a)	11,204	11,572,566
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	17,864	15,928,441
6.00%, 05/01/36(a)	11,674	11,810,350
6.25%, 01/15/30(a)	15,463	15,914,654
3.88%, 08/15/29(a)	17,956	17,194,312
4.13%, 08/15/31(a)	17,392	16,329,554
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	18,762	19,244,909
8.13%, 06/01/28(a)	28,216	28,816,391
8.38%, 06/01/31(a)(b)	33,019	34,391,692
9.50%, 02/01/29(a)	41,618	45,325,182
9.88%, 02/01/32(a)(b)	29,059	31,051,285
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)(b)	23,732	24,378,467
6.50%, 01/15/34(a)	26,965	28,174,043
6.50%, 06/15/34(a)(b)	15,120	15,795,524
6.75%, 01/15/36(a)	26,218	27,848,235
7.50%, 05/01/33(a)(b)	17,531	19,356,433
7.75%, 05/01/35(a)(b)	18,088	20,314,340
		839,921,429
Security	Par (000)	Value
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	$9,281	$9,360,659
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	5,945	5,700,096
5.75%, 01/15/29(a)(b)	7,962	7,856,494
9.75%, 04/15/30(a)(b)	6,471	6,961,660
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)	4,069	4,289,688
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	9,404	9,074,954
4.38%, 02/01/31(a)	8,908	8,365,512
5.88%, 03/01/32(a)	7,007	6,873,073
6.13%, 03/01/34(a)	7,167	6,996,777
Kennedy-Wilson, Inc.
4.75%, 03/01/29	8,222	8,219,517
4.75%, 02/01/30	7,809	7,888,486
5.00%, 03/01/31(b)	7,903	7,953,931
7.00%, 06/01/31(a)	11,025	11,260,659
7.25%, 06/01/33(a)	7,100	7,208,417
		108,009,923
Real Estate Investment Trusts — 2.9%
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,517	6,355,703
8.88%, 04/12/29(b)	8,772	9,236,477
Diversified Healthcare Trust
4.38%, 03/01/31(b)	7,332	6,679,919
4.75%, 02/15/28(b)	6,903	6,739,335
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	5,975	5,255,608
3.95%, 11/01/27	6,037	5,866,330
4.65%, 04/01/29(b)	6,670	6,253,909
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	9,910	9,552,975
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	13,647	13,051,586
4.88%, 09/15/27(a)	12,165	12,151,486
4.88%, 09/15/29(a)	13,411	13,183,851
5.00%, 07/15/28(a)	5,750	5,731,440
5.25%, 03/15/28(a)	10,205	10,194,537
5.25%, 07/15/30(a)(b)	17,605	17,429,177
5.63%, 07/15/32(a)(b)	8,425	8,356,105
6.25%, 01/15/33(a)(b)	15,281	15,543,642
7.00%, 02/15/29(a)	11,680	11,931,962
Millrose Properties, Inc.
6.25%, 09/15/32(a)(b)	12,125	12,180,540
6.38%, 08/01/30(a)	20,242	20,526,305
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	17,559	12,501,481
4.63%, 08/01/29	11,494	9,409,855
5.00%, 10/15/27(b)	18,669	18,205,775
8.50%, 02/15/32(a)(b)	21,303	22,158,714
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	10,782	10,498,002
5.88%, 10/01/28(a)	10,104	10,105,475
7.00%, 02/01/30(a)	7,126	7,290,237
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	7,049	6,926,582
5.75%, 03/15/34(a)	8,735	8,657,613

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 04/01/32(a)(b)	$13,731	$14,069,867
6.50%, 06/15/33(a)	8,532	8,752,488
7.25%, 07/15/28(a)	4,539	4,639,317
Rithm Capital Corp.
8.00%, 04/01/29(a)	10,345	10,368,729
8.00%, 07/15/30(a)	6,832	6,777,771
8.50%, 06/01/31(a)	6,120	6,117,454
SBA Communications Corp., 3.13%, 02/01/29	17,259	16,543,093
Service Properties Trust
3.95%, 01/15/28	5,523	5,356,417
4.38%, 02/15/30	5,146	4,627,471
4.95%, 10/01/29(b)	5,764	5,410,859
8.63%, 11/15/31(a)	14,130	14,947,086
8.88%, 06/15/32(b)	7,513	7,765,858
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)(b)	6,995	6,977,949
5.75%, 01/15/31(a)(b)	7,325	7,304,490
6.00%, 04/15/30(a)	6,600	6,657,479
6.13%, 06/01/31(a)	5,890	5,952,468
6.50%, 07/01/30(a)	7,498	7,673,528
6.50%, 10/15/30(a)(b)	6,818	6,962,133
7.25%, 04/01/29(a)	9,084	9,416,229
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	9,742	9,469,529
		467,764,836
Retail — 4.6%
Advance Auto Parts, Inc.
3.90%, 04/15/30(b)	6,982	6,513,548
7.00%, 08/01/30(a)(b)	13,643	14,014,683
7.38%, 08/01/33(a)(b)	13,689	14,240,010
Asbury Automotive Group, Inc.
4.50%, 03/01/28	4,797	4,759,441
4.63%, 11/15/29(a)(b)	10,823	10,506,590
4.75%, 03/01/30(b)	6,160	5,990,473
5.00%, 02/15/32(a)(b)	9,176	8,747,310
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	6,310	6,322,682
6.63%, 10/01/30(a)(b)	10,762	10,952,413
7.50%, 06/15/29(b)	6,502	6,607,460
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	9,148	8,796,828
3.88%, 01/15/28(a)	18,709	18,385,733
4.00%, 10/15/30(a)	40,552	38,481,897
4.38%, 01/15/28(a)	8,843	8,749,043
5.63%, 09/15/29(a)	5,684	5,733,992
6.13%, 06/15/29(a)	15,510	15,774,318
Carvana Co.
9.00%, 06/01/30, (9.00% Cash)(a)(f)	19,675	20,419,449
9.00%, 06/01/31, (9.00% Cash)(a)(b)(f)	22,400	24,753,213
EG Global Finance PLC, 12.00%, 11/30/28(a)	9,314	9,932,904
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)(b)	12,692	12,435,092
9.25%, 01/15/31(a)	8,852	9,325,294
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)(b)	13,175	12,829,229
6.75%, 01/15/30(a)(b)	19,039	18,546,381
FirstCash, Inc.
4.63%, 09/01/28(a)	6,890	6,791,265
5.63%, 01/01/30(a)	7,644	7,627,357
Security	Par (000)	Value
Retail (continued)
6.13%, 05/01/34(a)	$9,670	$9,675,542
6.88%, 03/01/32(a)(b)	7,311	7,515,755
Gap, Inc.(The)
3.63%, 10/01/29(a)	9,698	9,083,026
3.88%, 10/01/31(a)(b)	9,573	8,683,908
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,766	7,551,464
8.75%, 01/15/32(a)(b)	7,181	6,743,094
11.50%, 08/15/29(a)	8,548	8,847,848
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	8,786	8,548,405
6.38%, 01/15/30(a)(b)	6,953	7,078,981
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	8,513	8,497,841
Kohl's Corp., 5.13%, 05/01/31	6,563	5,604,638
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	11,175	6,880,004
9.50%, 06/15/31(a)(b)	12,719	10,722,117
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	14,118	13,773,038
8.25%, 08/01/31(a)	11,633	12,144,191
Lithia Motors, Inc.
3.88%, 06/01/29(a)	11,236	10,761,536
4.38%, 01/15/31(a)(b)	7,467	7,069,894
4.63%, 12/15/27(a)	3,103	3,088,443
5.50%, 10/01/30(a)	7,944	7,863,865
Macy's Retail Holdings LLC
6.13%, 03/15/32(a)(b)	5,520	5,521,813
7.38%, 08/01/33(a)(b)	6,830	7,128,460
Michaels Companies, Inc.(The)
8.50%, 03/15/33(a)	27,191	26,546,312
11.00%, 03/15/34(a)(b)	9,110	8,618,737
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	5,946	5,546,722
4.75%, 09/15/29	5,929	5,827,325
5.88%, 06/01/34(a)	6,690	6,717,074
Nordstrom, Inc.
4.25%, 08/01/31(b)	5,523	5,089,130
4.38%, 04/01/30(b)	7,343	7,017,296
Park River Holdings, Inc.
8.00%, 03/15/31(a)(b)	11,863	11,989,512
8.75%, 12/31/30(a)(b)	7,599	7,364,645
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	26,869	27,071,700
10.00%, 09/15/33(a)	10,865	10,945,265
QXO Building Products, Inc., 6.75%, 04/30/32(a)	30,973	31,533,571
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)(c)(e)	23,484	234,835
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	7,254	7,114,361
4.88%, 11/15/31(a)(b)	7,040	6,721,121
Staples, Inc.
10.75%, 09/01/29(a)	31,829	30,293,330
12.75%, 01/15/30(a)	10,821	8,325,358
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	8,777	8,414,479
Yum! Brands, Inc.
3.63%, 03/15/31	12,123	11,267,638
4.63%, 01/31/32	12,657	12,152,392
4.75%, 01/15/30(a)	9,253	9,122,836

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.38%, 04/01/32(b)	$11,441	$11,429,077
		739,363,184
Semiconductors — 0.2%
Entegris, Inc.
3.63%, 05/01/29(a)(b)	4,418	4,221,598
4.38%, 04/15/28(a)(b)	3,644	3,592,560
4.75%, 04/15/29(a)(b)	20,043	19,912,053
5.95%, 06/15/30(a)(b)	12,068	12,202,639
		39,928,850
Software — 3.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)(b)	29,688	28,610,890
CDK Steerco
7.25%, 06/15/29(d)	12,032	8,121,600
8.00%, 06/15/29(d)	12,198	8,233,650
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	53,426	53,096,458
6.63%, 08/15/33(a)(b)	13,253	12,071,588
8.25%, 06/30/32(a)	24,315	23,851,427
9.00%, 09/30/29(a)(b)	50,384	49,776,873
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	22,338	22,650,509
9.25%, 06/01/30(a)(b)	23,701	24,184,441
9.75%, 10/01/31(a)(b)	34,091	35,127,281
Fair Isaac Corp.
4.00%, 06/15/28(a)	11,492	11,256,992
6.00%, 05/15/33(a)(b)	21,272	21,041,199
6.25%, 09/15/34(a)	13,747	13,567,344
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/33(a)(b)	22,266	23,215,028
8.75%, 07/01/34(a)	33,024	34,890,067
Open Text Corp.
3.88%, 02/15/28(a)(b)	12,035	11,685,406
3.88%, 12/01/29(a)	10,545	9,696,896
Open Text Holdings, Inc.
4.13%, 02/15/30(a)	12,380	11,366,837
4.13%, 12/01/31(a)(b)	8,944	7,795,115
ROBLOX Corp., 3.88%, 05/01/30(a)	13,788	13,003,987
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	8,021	7,489,929
9.00%, 11/28/28(a)(b)	11,207	11,294,211
SS&C Technologies, Inc.
5.50%, 09/30/27(a)	25,905	25,936,226
6.50%, 06/01/32(a)(b)	10,611	10,706,791
Twilio, Inc.
3.63%, 03/15/29(b)	6,694	6,447,291
3.88%, 03/15/31(b)	6,475	6,086,818
UKG, Inc., 6.88%, 02/01/31(a)(b)	33,334	32,753,432
		523,958,286
Telecommunications — 6.6%
Altice Financing SA
5.00%, 01/15/28(a)	16,698	12,240,427
5.75%, 08/15/29(a)	27,762	20,105,796
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	13,240	12,908,805
Altice France SA
6.50%, 04/15/32(a)	26,217	25,433,841
6.88%, 10/15/30(a)	11,324	11,079,993
6.88%, 07/15/32(a)	20,455	19,950,262
9.50%, 11/01/29(a)	16,867	17,163,657
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)(b)	30,223	30,448,545
Security	Par (000)	Value
Telecommunications (continued)
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	$32,247	$34,824,409
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(g)	13,292	13,616,863
7.00%, 09/15/55, (5-year CMT + 2.36%)(g)	17,470	18,039,463
Black Pearl Compute LLC, 6.13%, 02/15/31(a)	29,686	30,214,767
British Telecommunications PLC, 4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(g)	4,111	3,975,056
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	23,795	24,802,794
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	28,966	30,564,358
Connect Holding II LLC, 10.50%, 04/03/31(a)(b)	32,044	32,627,008
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)	25,097	25,638,079
Edged Compute LLC, 7.50%, 04/30/31(a)	17,363	17,401,818
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	6,410	6,420,840
Series 2034, 6.00%, 09/30/34(a)(b)	6,659	6,393,261
Series 2036, 7.20%, 07/18/36(a)(b)	7,003	7,048,847
Series 2038, 7.72%, 06/04/38(a)	6,548	6,619,331
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	19,115	19,724,807
Iliad Holding SAS
7.00%, 10/15/28(a)	12,667	12,765,074
7.00%, 04/15/32(a)	11,621	11,817,511
8.50%, 04/15/31(a)	13,496	14,287,828
Level 3 Financing, Inc.
3.75%, 07/15/29(a)(b)	400	387,788
6.88%, 06/30/33(a)(b)	26,849	27,658,900
7.00%, 03/31/34(a)(b)	31,027	32,100,652
7.50%, 02/15/37(a)(b)	9,302	9,587,397
8.50%, 01/15/36(a)(b)	26,368	28,518,382
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)	61,490	61,809,693
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)	52,415	52,469,569
Rogers Communications, Inc.
6.88%, 07/31/56, (5-year CMT + 2.84%)(g)	5,000	5,080,535
7.00%, 04/15/55, (5-year CMT + 2.65%)(b)(g)	14,274	14,603,080
7.13%, 04/15/55, (5-year CMT + 2.62%)(g)	14,940	15,481,911
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(a)	48,808	48,190,520
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(g)	10,012	10,148,141
7.00%, 10/15/55, (5-year CMT + 2.71%)(b)(g)	11,781	12,146,158
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(g)	10,562	10,560,660
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(g)	10,010	9,969,127
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	6,280	6,262,383
6.50%, 02/15/29(a)(b)	15,269	15,090,544
8.63%, 06/15/32(a)(b)	21,715	22,759,487
Uniti Services LLC, 7.50%, 10/15/33(a)	18,914	19,903,660
Viasat, Inc.
6.50%, 07/15/28(a)	5,492	5,488,793
7.50%, 05/30/31(a)(b)	10,578	10,656,295
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,525	15,474,173
4.75%, 07/15/31(a)	18,335	15,478,913
6.75%, 01/15/33(a)	10,965	9,649,313
7.75%, 04/15/32(a)	10,495	9,845,908

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(g)	$12,215	$11,387,699
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(g)	25,646	26,580,843
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	28,857	30,440,179
WULF Compute LLC, 7.75%, 10/15/30(a)(b)	40,842	42,926,849
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (5.75% Cash and 0.50% PIK)(a)(b)(f)	9,745	9,761,517
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(f)	10,758	10,681,905
		1,067,214,414
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)	12,534	1,147,488
XPO, Inc.
7.13%, 06/01/31(a)(b)	5,338	5,507,370
7.13%, 02/01/32(a)(b)	7,724	7,991,281
		14,646,139
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	14,228	14,359,887
5.88%, 04/15/33(a)(b)	7,471	7,436,135
7.00%, 05/01/31(a)	9,735	10,099,149
7.00%, 06/15/32(a)	11,537	11,942,353
7.88%, 12/01/30(a)	6,325	6,636,564
		50,474,088
Total Corporate Bonds & Notes — 97.3% (Cost: $16,231,966,407)		15,697,152,927
Floating Rate Loan Interests(g)
Retail — 0.2%
SAKS Global Enterprises LLC
DIP First Out Interim Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.61%, 01/14/33	28,570	26,379,876
DIP 3rd Out Term Loan, (k)	2,098	343,567
DIP Second Out Roll-Up DDTL, (1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.10%, 07/15/26	6,731	2,978,652
DIP 2nd Out Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 12.50%), 16.13%, 07/15/26	12,286	5,436,518
Total Floating Rate Loan Interests — 0.2% (Cost: $43,577,212)		35,138,613
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(d)	10,656	68,518
Security	Shares	Value
Aerospace & Defense (continued)
Incora Top Holdco LLC, NVS(d)	192,451	$1,237,460
		1,305,978
Total Common Stocks — 0.0% (Cost $20,944,592)		1,305,978
Total Long-Term Investments — 97.5% (Cost: $16,296,488,211)		15,733,597,518
Short-Term Securities
Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(l)(m)(n)	2,070,312,360	2,070,933,454
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(l)(m)	47,080,000	47,080,000
Total Short-Term Securities — 13.1% (Cost: $2,116,980,908)		2,118,013,454
Total Investments — 110.6% (Cost: $18,413,469,119)		17,851,610,972
Liabilities in Excess of Other Assets — (10.6)%		(1,711,202,336)
Net Assets — 100.0%		$16,140,408,636

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Perpetual security with no stated maturity date.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $39,937,280, representing 0.3% of its net assets as of period end, and an original cost of $39,950,000.

(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,564,745,622	$—	$(493,302,301)(a)	$(17,577)	$(492,290)	$2,070,933,454	2,070,312,360	$2,549,043 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	207,610,000	—	(160,530,000)(a)	—	—	47,080,000	47,080,000	975,885	—
				$(17,577)	$(492,290)	$2,118,013,454		$3,524,928	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,679,692,812	$17,460,115	$15,697,152,927
Floating Rate Loan Interests	—	35,138,613	—	35,138,613
Common Stocks	—	—	1,305,978	1,305,978
Short-Term Securities
Money Market Funds	2,118,013,454	—	—	2,118,013,454
	$2,118,013,454	$15,714,831,425	$18,766,093	$17,851,610,972

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DIP	Debtor-In-Possession

NVS	Non-Voting Shares
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate